UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22445

Pinnacle Capital Management Funds Trust
(Exact name of registrant as specified in charter)

507 Plum Street, Suite 120, Syracuse, NY	13204
(Address of principal executive offices)	(Zip code)

Capital Services, Inc. 615 S. Dupont Hwy. Dover, DE 19901
(Name and address of agent for service)

With a copy to:

Jesse D. Hallee, Esq.

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Registrant's telephone number, including area code:	(315) 234-9716

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

1789 Growth and Income Fund

Class P Shares (PSEPX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about 1789 Growth and Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://pcm-advisors.com/1789-growth-income-fund/. You can also request this information by contacting us at (888) 229-9448.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P Shares	$106	1.01%

How did the Fund perform during the reporting period?

   The 1789 Growth and Income Fund generated positive returns for the fiscal year ending 10/31/2025. However, the Fund underperformed its primary benchmark, the S&P 500® Index (“S&P 500®”), which returned 21.45%.

   The Fund’s investment strategy focuses on identifying companies with growing dividends. Utilizing this strategy, the Fund began the year with a sector weighting in Technology that differed from that of its primary benchmark, the S&P 500®. That sector represented 31.7% of S&P 500® holdings as of October 31, 2024, and 14.5% of the Fund. As of October 31, 2025, that sector represented 36.1% of S&P 500® holdings and 21.7% of the Fund. As the S&P 500® Technology sector outperformed the benchmark, the under representation of these holdings within the Fund was a major factor explaining why the Fund’s performance did not match that of the S&P 500®.

   To a lesser extent, the Fund’s cash and cash equivalent holdings contributed to the Fund’s performance lagging that of the S&P 500®. Those cash levels totaled 1.99%, 4.87%, 4.65%, and 2.18% of the market value of the Fund’s investments at the end of the three-month periods ending January 31, 2025, April 30, 2025, July 31, 2025, and October 31, 2025, respectively.

   At an individual security level, the top 5 performing equities were Broadcom, Inc., JPMorgan Chase & Company, Cummins, Inc., Microsoft Corporation, and CME Group, Inc. The worst 5 performing equities were Celanese Corporation, UnitedHealth Group, Inc., Merck & Company, Inc., Ingredion, Inc. and Interpublic Group of Companies, Inc. This performance was measured from October 31, 2024, or first purchase into the Fund if later, until October 31, 2025, or last sale from the Fund if sooner.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

1789 Growth & Income Fund - Class P Shares - $22,027
S&P 500® Index - $39,196
Dow Jones US Select Dividend Index - $26,897
$40,000
$30,000
$20,000
$10,000
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	1789 Growth & Income Fund - Class P Shares	S&P 500® Index	Dow Jones US Select Dividend Index
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$10,201	$10,451	$11,349
Oct-2017	$10,888	$12,921	$13,257
Oct-2018	$11,202	$13,870	$13,920
Oct-2019	$13,215	$15,857	$15,406
Oct-2020	$12,443	$17,397	$13,117
Oct-2021	$16,209	$24,862	$19,411
Oct-2022	$15,362	$21,230	$20,163
Oct-2023	$15,762	$23,383	$18,644
Oct-2024	$20,120	$32,272	$25,029
Oct-2025	$22,027	$39,196	$26,897

Average Annual Total Returns

	1 Year	5 Years	10 Years
1789 Growth & Income Fund - Class P Shares	9.48%	12.10%	8.22%
S&P 500® Index	21.45%	17.64%	14.64%
Dow Jones US Select Dividend Index	7.46%	15.45%	10.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$31,648,459
Number of Portfolio Holdings	18
Advisory Fee	$238,466
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
21.7%
Financials
19.6%
Industrials
18.0%
Consumer Staples
14.5%
Utilities
5.8%
Materials
5.3%
Consumer Discretionary
5.0%
Health Care
4.3%
Communications
4.0%
Money Market Funds
2.2%
Liabilities in Excess of Other Assets
-0.4%

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	2.2%
Communications	4.0%
Health Care	4.3%
Consumer Discretionary	5.0%
Materials	5.3%
Utilities	5.8%
Consumer Staples	14.5%
Industrials	18.0%
Financials	19.6%
Technology	21.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	11.0%
JPMorgan Chase & Company	8.0%
Cummins, Inc.	7.5%
CME Group, Inc.	6.2%
NextEra Energy, Inc.	5.8%
Mastercard, Inc. - Class A	5.8%
Republic Services, Inc.	5.5%
Kroger Company (The)	5.5%
Fidelity National Financial, Inc.	5.4%
Packaging Corporation of America	5.3%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

1789 Growth and Income Fund - Class P Shares (PSEPX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://pcm-advisors.com/1789-growth-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-PSEPX

1789 Growth and Income Fund

Class C Shares (PSECX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about 1789 Growth and Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://pcm-advisors.com/1789-growth-income-fund/. You can also request this information by contacting us at (888) 229-9448.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$209	2.01%

How did the Fund perform during the reporting period?

   The 1789 Growth and Income Fund generated positive returns for the fiscal year ending 10/31/2025. However, the Fund underperformed its primary benchmark, the S&P 500® Index (“S&P 500®”), which returned 21.45%.

   The Fund’s investment strategy focuses on identifying companies with growing dividends. Utilizing this strategy, the Fund began the year with a sector weighting in Technology that differed from that of its primary benchmark, the S&P 500®. That sector represented 31.7% of S&P 500® holdings as of October 31, 2024, and 14.5% of the Fund. As of October 31, 2025, that sector represented 36.1% of S&P 500® holdings and 21.7% of the Fund. As the S&P 500® Technology sector outperformed the benchmark, the under representation of these holdings within the Fund was a major factor explaining why the Fund’s performance did not match that of the S&P 500®.

   To a lesser extent, the Fund’s cash and cash equivalent holdings contributed to the Fund’s performance lagging that of the S&P 500®. Those cash levels totaled 1.99%, 4.87%, 4.65%, and 2.18% of the market value of the Fund’s investments at the end of the three-month periods ending January 31, 2025, April 30, 2025, July 31, 2025, and October 31, 2025, respectively.

   At an individual security level, the top 5 performing equities were Broadcom, Inc., JPMorgan Chase & Company, Cummins, Inc., Microsoft Corporation, and CME Group, Inc. The worst 5 performing equities were Celanese Corporation, UnitedHealth Group, Inc., Merck & Company, Inc., Ingredion, Inc. and Interpublic Group of Companies, Inc. This performance was measured from October 31, 2024, or first purchase into the Fund if later, until October 31, 2025, or last sale from the Fund if sooner.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

1789 Growth & Income Fund - Class C Shares - $19,914
S&P 500® Index - $39,196
Dow Jones US Select Dividend Index - $26,897
$40,000
$30,000
$20,000
$10,000
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	1789 Growth & Income Fund - Class C Shares	S&P 500® Index	Dow Jones US Select Dividend Index
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$10,102	$10,451	$11,349
Oct-2017	$10,669	$12,921	$13,257
Oct-2018	$10,866	$13,870	$13,920
Oct-2019	$12,691	$15,857	$15,406
Oct-2020	$11,830	$17,397	$13,117
Oct-2021	$15,263	$24,862	$19,411
Oct-2022	$14,318	$21,230	$20,163
Oct-2023	$14,539	$23,383	$18,644
Oct-2024	$18,367	$32,272	$25,029
Oct-2025	$19,914	$39,196	$26,897

Average Annual Total Returns

	1 Year	5 Years	10 Years
1789 Growth & Income Fund - Class C Shares
Without CDSC	8.42%	10.98%	7.13%
With CDSC	7.42%	10.98%	7.13%
S&P 500® Index	21.45%	17.64%	14.64%
Dow Jones US Select Dividend Index	7.46%	15.45%	10.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$31,648,459
Number of Portfolio Holdings	18
Advisory Fee	$238,466
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	2.2%
Communications	4.0%
Health Care	4.3%
Consumer Discretionary	5.0%
Materials	5.3%
Utilities	5.8%
Consumer Staples	14.5%
Industrials	18.0%
Financials	19.6%
Technology	21.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	11.0%
JPMorgan Chase & Company	8.0%
Cummins, Inc.	7.5%
CME Group, Inc.	6.2%
NextEra Energy, Inc.	5.8%
Mastercard, Inc. - Class A	5.8%
Republic Services, Inc.	5.5%
Kroger Company (The)	5.5%
Fidelity National Financial, Inc.	5.4%
Packaging Corporation of America	5.3%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

1789 Growth and Income Fund - Class C Shares (PSECX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://pcm-advisors.com/1789-growth-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-PSECX

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee. After evaluation of the accounting environment within which the registrant operates, it was the consensus of the audit committee members that it is not necessary at the present time for the committee to seek to recruit an additional trustee who would qualify as an audit committee financial expert. It was the view of the committee that, if novel issues ever arise, it will hire an expert to assist it as needed.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $16,250 and $15,500 with respect to the registrant’s fiscal years ended October 31, 2025 and 2024, respectively.

(b)	Audit-Related Fees. No fees were billed during the fiscal years ended October 31, 2025 and 2024 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,500 and $3,500 with respect to the registrant’s fiscal years ended October 31, 2025 and 2024, respectively. The services comprising these fees include the preparation of the registrant’s federal income tax returns and the preparation of the registrant’s excise tax returns (which includes review of the Funds’ required distributions).

(d)	All Other Fees. With respect to the fiscal year ended October 31, 2025 and October 31, 2024, the aggregate fees billed by the principal accountant for audit services rendered to the registrant’s investment adviser was $16,000 and $16,000, respectively.

(e)(1)	The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	With respect to the fiscal years ended October 31, 2025 and October 31, 2024, aggregate non-audit fees of $3,500 and $3,500, respectively, were billed by the registrant’s accountant for services rendered to the registrant. With respect to the fiscal years ended October 31, 2025 and October 31, 2024, aggregate non-audit fees of $6,000 and $6,000, respectively, were billed by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)   The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)   Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

1789 Growth and Income Fund

Class P Shares	(PSEPX)
Class C Shares	(PSECX)

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

October 31, 2025

1789 GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS October 31, 2025
COMMON STOCKS — 98.2%	Shares	Value
Communications — 4.0%
Advertising & Marketing — 4.0%
Interpublic Group of Companies, Inc. (The)	49,350	$1,266,321

Consumer Discretionary — 5.0%
Retail - Discretionary — 5.0%
Home Depot, Inc. (The)	4,175	1,584,788

Consumer Staples — 14.5%
Food — 9.0%
Ingredion, Inc.	13,600	1,569,576
Mondelez International, Inc. - Class A	22,425	1,288,540
		2,858,116
Retail - Consumer Staples — 5.5%
Kroger Company (The)	27,460	1,747,280

Financials — 19.6%
Banking — 8.0%
JPMorgan Chase & Company	8,100	2,520,072

Institutional Financial Services — 6.2%
CME Group, Inc.	7,450	1,977,901

Specialty Finance — 5.4%
Fidelity National Financial, Inc.	31,000	1,712,440

Health Care — 4.3%
Medical Equipment & Devices — 4.3%
Stryker Corporation	3,810	1,357,274

Industrials — 18.0%
Aerospace & Defense — 5.0%
Lockheed Martin Corporation	3,195	1,571,557

Commercial Support Services — 5.5%
Republic Services, Inc.	8,400	1,749,216

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.2% (Continued)	Shares	Value
Industrials — 18.0% (Continued)
Transportation Equipment — 7.5%
Cummins, Inc.	5,400	$2,363,472

Materials — 5.3%
Containers & Packaging — 5.3%
Packaging Corporation of America	8,500	1,663,960

Technology — 21.7%
Semiconductors — 11.0%
Broadcom, Inc.	9,420	3,481,914

Software — 4.9%
Microsoft Corporation	3,000	1,553,430

Technology Services — 5.8%
Mastercard, Inc. - Class A	3,320	1,832,607

Utilities — 5.8%
Electric Utilities — 5.8%
NextEra Energy, Inc.	22,704	1,848,106

Total Common Stocks (Cost $17,813,429)		$31,088,454

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUND — 2.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.01% (a) (Cost $694,301)	694,301	$694,301

Total Investments at Value — 100.4% (Cost $18,507,730)		$31,782,755

Liabilities in Excess of Other Assets — (0.4%)		(134,296)

Net Assets — 100.0%		$31,648,459

(a)	The rate shown is the 7-day effective yield as of October 31, 2025.
See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND STATEMENT OF ASSETS AND LIABILITIES October 31, 2025
ASSETS
Investments in securities:
At cost	$18,507,730
At value (Note 2)	$31,782,755
Dividends receivable	5,897
Other assets	1,500
TOTAL ASSETS	31,790,152

LIABILITIES
Payable to Adviser (Note 4)	37,756
Accrued service fees (Note 4)	6,244
Accrued distribution plan fees (Note 4)	97,693
TOTAL LIABILITIES	141,693

CONTINGENCIES AND COMMITMENTS (NOTE 6)	—

NET ASSETS	$31,648,459

Net assets consist of:
Paid-in capital	$18,234,290
Distributable earnings	13,414,169
NET ASSETS	$31,648,459

PRICING OF CLASS P SHARES
Net assets applicable to Class P Shares	$12,441,879
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	634,293
Net asset value, offering price and redemption price per share (Note 2)	$19.62
Short-term redemption price per share (Note 2) (a)	$19.42

PRICING OF CLASS C SHARES
Net assets applicable to Class C Shares	$19,206,580
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,011,040
Net asset value, offering price and redemption price per share (Note 2)	$19.00
Redemption price per share with CDSC fee (Note 2) (b)	$18.81

(a)	Class P shares of the Fund impose a 1.00% redemption fee on shares redeemed within 60 days of purchase.
(b)

A contingent deferred sales charge (“CDSC”) of 1.00% is charged on Class C shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any redemption fee or CDSC.

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND STATEMENT OF OPERATIONS For the Year Ended October 31, 2025
INVESTMENT INCOME
Dividends	$735,627

EXPENSES
Investment advisory fees (Note 4)	238,466
Distribution fees, Class C (Note 4)	192,135
Service fees (Note 4)	76,309
Trustees’ fees (Note 4)	6,000
TOTAL EXPENSES	512,910

NET INVESTMENT INCOME	222,717

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	153,564
Net change in unrealized appreciation (depreciation) on investments	2,284,459
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	2,438,023

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,660,740

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended October 31, 2025	Year Ended October 31, 2024
FROM OPERATIONS
Net investment income	$222,717	$341,730
Net realized gains from investment transactions	153,564	990,901
Net change in unrealized appreciation (depreciation) on investments	2,284,459	5,892,550
Net increase in net assets resulting from operations	2,660,740	7,225,181

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From distributable earnings
Class P	(533,822)	(395,319)
Class C	(671,831)	(426,654)
Decrease in net assets from distributions to shareholders	(1,205,653)	(821,973)

FROM CAPITAL SHARE TRANSACTIONS (Notes 1 and 5)
Class P
Proceeds from shares sold	1,974,053	481,363
Net asset value of shares issued in reinvestment of distributions	429,511	323,338
Proceeds from redemption fees collected (Note 2)	184	650
Payments for shares redeemed	(2,331,027)	(3,274,592)
Net increase (decrease) in Class P shares capital share transactions	72,721	(2,469,241)

Class C
Proceeds from shares sold	336,065	189,726
Net asset value of shares issued in reinvestment of distributions	645,030	406,351
Payments for shares redeemed	(1,796,253)	(2,183,300)
Net decrease in Class C shares capital share transactions	(815,158)	(1,587,223)

TOTAL INCREASE IN NET ASSETS	712,650	2,346,744

NET ASSETS
Beginning of year	30,935,809	28,589,065
End of year	$31,648,459	$30,935,809

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND - CLASS P FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each year:
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$18.70	$15.12	$15.65	$16.79	$12.97

Income (loss) from investment operations:
Net investment income (a)	0.25	0.30	0.36	0.13	0.14
Net realized and unrealized gains (losses) on investments	1.46	3.82	0.05	(0.98)	3.77
Total from investment operations	1.71	4.12	0.41	(0.85)	3.91

Less distributions from:
Net investment income	(0.22)	(0.30)	(0.34)	(0.05)	(0.09)
Net realized gains on investments	(0.57)	(0.24)	(0.60)	(0.24)	—
Total distributions	(0.79)	(0.54)	(0.94)	(0.29)	(0.09)

Proceeds from redemption fees collected (Note 2)	0.00 (b)	0.00 (b)	—	0.00 (b)	—

Net asset value at end of year	$19.62	$18.70	$15.12	$15.65	$16.79

Total return (c)	9.48%	27.65%	2.60%	(5.22%)	30.26%

Net assets at end of year (000’s)	$12,442	$11,785	$11,700	$13,152	$13,779

Ratio of total expenses to average net assets	1.01%	1.01%	1.01%	1.01%	1.00%

Ratio of net investment income to average net assets	1.31%	1.72%	2.32%	0.82%	0.91%

Portfolio turnover rate	4%	20%	9%	14%	10%

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND - CLASS C FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each year:
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$18.16	$14.71	$15.27	$16.53	$12.84

Income (loss) from investment operations:
Net investment income (loss) (a)	0.05	0.12	0.20	(0.03)	(0.02)
Net realized and unrealized gains (losses) on investments	1.43	3.71	0.04	(0.96)	3.74
Total from investment operations	1.48	3.83	0.24	(0.99)	3.72

Less distributions from:
Net investment income	(0.07)	(0.14)	(0.20)	(0.03)	(0.03)
Net realized gains on investments	(0.57)	(0.24)	(0.60)	(0.24)	—
Total distributions	(0.64)	(0.38)	(0.80)	(0.27)	(0.03)

Net asset value at end of year	$19.00	$18.16	$14.71	$15.27	$16.53

Total return (b)	8.42%	26.33%	1.54%	(6.19%)	29.02%

Net assets at end of year (000’s)	$19,207	$19,151	$16,889	$17,812	$19,202

Ratio of total expenses to average net assets	2.01%	2.01%	2.01%	2.01%	2.00%

Ratio of net investment income (loss) to average net assets	0.30%	0.71%	1.31%	(0.19%)	(0.10%)

Portfolio turnover rate	4%	20%	9%	14%	10%

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2025

1. ORGANIZATION

1789 Growth and Income Fund (the “Fund”) is a diversified series of Pinnacle Capital Management Funds Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on July 6, 2010.

The Fund seeks total return comprised of current income, growth of income, and capital appreciation.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Pinnacle Capital Management, LLC (the “Adviser”). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

The Fund currently offers two classes of shares: Class P shares (sold without any sales loads or distribution fees); and Class C shares (sold subject to a contingent deferred sales charge (“CDSC”) of 1.00% if the shares are redeemed within one year after the original purchase of the shares and a distribution fee of up to 1.00% per annum of the Fund’s average daily net assets attributable to Class C shares).

Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees and (2) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

NEW ACCOUNTING PRONOUNCEMENT: In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management does not believe there will be any impact on the Fund’s financial statements.

SECURITIES VALUATION: The Fund’s portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks generally are valued using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser (“valuation designee”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). When quotations are not readily available, when the valuation designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the valuation designee, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust, pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities

●

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data

●

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of October 31, 2025 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$31,088,454	$—	$—	$31,088,454
Money Market Fund	694,301	—	—	694,301
Total	$31,782,755	$—	$—	$31,782,755

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended October 31, 2025.

SHARE VALUATION: The NAV per share of each class of shares of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The offering price of Class C shares and Class P shares is equal to the NAV per share. The redemption price per share of each class of shares of the Fund is equal to the NAV per share, except that (i) Class C shares are subject to a CDSC of 1.00% on shares redeemed within one year of purchase and (ii) Class P shares are generally subject to

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

a redemption fee of 1.00%, payable to the class, if redeemed within 60 days or less from the date of purchase. During the years ending October 31, 2025 and 2024, proceeds from redemption fees, recorded in capital, totaled $184 and $650, respectively, for Class P Shares.

INVESTMENT INCOME: Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received on the date of distribution. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Discounts and premiums on fixed income securities, if any, are amortized using the interest method.

INVESTMENT TRANSACTIONS: Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

ALLOCATIONS BETWEEN CLASSES: Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the years ended October 31, 2025 and 2024 was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
October 31, 2025	$243,888	$961,765	$1,205,653
October 31, 2024	$382,938	$439,035	$821,973

*

Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to reclassifications of the character of the distributions as a result of permanent differences between financial statements and income tax reporting.

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX: The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from the prior year.

The following information is computed on a tax basis for each item as of October 31, 2025:

Cost of investments	$18,525,320
Gross unrealized appreciation	$13,257,435
Gross unrealized depreciation	—
Net unrealized appreciation	13,257,435
Undistributed ordinary income	4,165
Undistributed long-term capital gains	152,569
Distributable earnings	$13,414,169

The difference between the federal income tax cost and the financial statement cost of the Fund’s investments is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities. The Fund is not aware of any tax positions for which it is reasonably likely that the total amounts of unrecognized tax benefits or expenses will change materially in the next twelve months.

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes interest and penalties, if any, related to unrecognized tax expenses as income tax expense on the Statement of Operations. During the year ended October 31, 2025, the Fund did not incur any interest or penalties.

3. INVESTMENT TRANSACTIONS

During the year ended October 31, 2025, the cost of purchases and the proceeds from sales and maturities of investment securities, other than U.S. Government securities and short-term securities, totaled $1,260,875 and $3,163,756, respectively.

4. TRANSACTIONS WITH RELATED PARTIES

A Trustee and certain officers of the Trust are affiliated with the Adviser, Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, or Pinnacle Investments, LLC (the “Distributor”), the principal underwriter of the Fund’s shares.

INVESTMENT MANAGER: Under the terms of an Investment Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Board of Trustees. Under the Investment Management Agreement, the Adviser furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services, the Adviser receives an investment advisory fee at the rate of 0.75% per annum, accrued daily and paid monthly, of the Fund’s average daily net assets. For the year ended October 31, 2025, the Adviser earned $238,466 in investment advisory fees.

Under a Services Agreement, the Adviser is obligated to pay all of the operating expenses of the Fund, excluding advisory fees, brokerage fees and commissions, distribution fees, taxes, borrowing costs, fees and expenses of non-interested Trustees of the Trust, dividend expense on securities sold short, the fees and expenses of acquired funds and extraordinary expenses. Under the Services Agreement, the Adviser receives a service fee at the rate of 0.24% per annum of the Fund’s average daily net assets. For the year ended October 31, 2025, the Adviser earned $76,309 in service fees.

DISTRIBUTOR: The Distributor is an affiliate of the Adviser and serves as the principal underwriter of the Fund’s shares pursuant to an agreement with the Trust. The Distributor promotes and sells shares of the Fund on a continuous basis. During the year ended October 31, 2025, the Distributor collected $309 in CDSCs on redemptions of Class C shares of the Fund.

DISTRIBUTION PLAN: The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Pursuant to the Plan, Class C shares may pay brokers for activities primarily intended to result in the sale of shares. The annual

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

limitation for payment of expenses pursuant to the Plan is 1.00% of average daily net assets attributable to Class C shares. During the year ended October 31, 2025, Class C shares incurred distribution fees of $192,135.

TRUSTEE COMPENSATION: Each Trustee who is not an interested person of the Trust (“Independent Trustee”) receives from the Fund a fee of $500 for each Board meeting attended, either in person or by telephone.

OTHER SERVICE PROVIDER: The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

PRINCIPAL HOLDER OF FUND SHARES: As of October 31, 2025, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
Wells Fargo Clearing Services (for the benefit of its customers)	75%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

	Year Ended October 31, 2025	Year Ended October 31, 2024
CLASS P SHARES	Shares	Shares
Shares sold	104,671	27,384
Shares issued in reinvestment of dividends	23,397	19,132
Shares redeemed	(124,151)	(190,093)
Net increase (decrease) in shares outstanding	3,917	(143,577)
Shares outstanding, beginning of year	630,376	773,953
Shares outstanding, end of year	634,293	630,376

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

	Year Ended October 31, 2025	Year Ended October 31, 2024
CLASS C SHARES	Shares	Shares
Shares sold	18,357	11,534
Shares issued in reinvestment of dividends	36,437	25,060
Shares redeemed	(98,184)	(130,540)
Net decrease in shares outstanding	(43,390)	(93,946)
Shares outstanding, beginning of year	1,054,430	1,148,376
Shares outstanding, end of year	1,011,040	1,054,430

6. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

1789 GROWTH AND INCOME FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of 1789 Growth and Income Fund and
Board of Trustees of Pinnacle Capital Management Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of 1789 Growth and Income Fund (the “Fund”) as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and

1789 GROWTH AND INCOME FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2010.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 22, 2025

1789 GROWTH AND INCOME FUND
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Pinnacle Capital Management, LLC (the “Adviser”), 5845 Widewaters Parkway, Suite 300, East Syracuse, New York 13057, serves as the investment adviser to the 1789 Growth and Income Fund (the “Fund”). The Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. In addition to serving as the investment adviser to the Fund, the Adviser provides investment advisory services to individuals, corporations, pension funds, foundations, endowments, labor unions, insurance companies, healthcare organizations and governments.

The Adviser is subject to the oversight of the Fund and the Fund’s board of trustees (the “Board of Trustees”). The Adviser serves as investment adviser to the Fund pursuant to a written investment management agreement between the Adviser and the Fund dated November 19, 2010 (the “Advisory Agreement”). The Advisory Agreement provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders, except by reason of its own willful misfeasance, bad faith or gross negligence, or from its reckless disregard of its duties under the Advisory Agreement. The Advisory Agreement is terminable by the Fund at any time, without penalty, either by action of the Board of Trustees or upon a vote of the holders of a majority of the outstanding voting securities of the Fund upon 60 days’ prior written notice to the Adviser. The Advisory Agreement is also terminable by the Adviser with 60 days’ prior written notice to the Fund, and will terminate automatically in the event of its “assignment,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), including in the event of a change of control or sale of the Adviser. The Advisory Agreement continues in force until November 19, 2026, after which it may be continued from year to year thereafter only as long as such continuance is approved annually by (a) the vote of a majority of the Board of Trustees, including a

1789 GROWTH AND INCOME FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)

majority of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”); or (b) the vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).

The Board of Trustees, including a majority of the Independent Trustees voting separately, approved the continuance of the Advisory Agreement for an additional term of one year at a telephonic meeting held on September 18, 2025. In the course of their deliberations, the Independent Trustees were advised by their independent legal counsel of their obligations in determining to approve the Advisory Agreement. The Trustees received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Trustees and counsel.

In considering whether to approve the Advisory Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each Trustee weighed the various factors independently as they deemed appropriate. The Trustees considered the following matters, among other things, in connection with their approval of the Advisory Agreement.

Nature, Extent and Quality of Services

The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund by the Adviser. The Trustees specifically reviewed the qualifications, backgrounds, and responsibilities of the key personnel that oversee the investment management and day-to-day operations of the Fund. The Trustees noted that Mr. Stephen Fauer is responsible for the day-to-day management of the Fund and its portfolio. The Trustees considered that the Adviser has a staff of skilled investment professionals who provide research and trading services to the Fund and determined that the Adviser possesses adequate resources to manage the Fund. The Trustees also considered the Adviser’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees also considered the overall investment management capabilities of the Adviser and its ongoing financial commitment to the Fund. The Trustees considered the Adviser’s responsibilities with regards to brokerage selection and best execution and were mindful that the Adviser does not enter into any “soft dollar” arrangements on behalf of the Fund.

Investment Performance of the Fund

The Trustees compared the Fund’s returns to the returns of its benchmark, the S&P 500 Index. The Trustees also compared the Fund’s performance to other domestic growth and income funds of similar size with similar investment styles, and the Adviser’s separately managed accounts that are managed in a similar investment style (the “Composite Returns”), as included in the Board Materials. In reviewing the comparative performance, the Board considered that the return for the Fund’s Class C shares for the one-year period ended August 31, 2025 was lower, and the return for the Fund’s Class P shares was higher,

1789 GROWTH AND INCOME FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)

than the average return for the one-year period ended August 31, 2025 for the Fund’s peer group, the “Large Cap Value Category” with less than $100 million in assets as derived from Morningstar, Inc. (the “peer group”). The Board also considered the returns for the Fund’s Class C and Class P shares for the three-year and five-year periods ended August 31, 2025 as compared to the Fund’s peer group. The Board noted that the returns for the Fund’s Class C and Class P shares for the three-year and five-year periods ended August 31, 2025 were both lower than the average returns for the three-year and five-year periods ended August 31, 2025 for the peer group.

Expenses

The Board considered statistical information regarding the Fund’s expense ratio and its various components, including the contractual advisory fee, as compared to its peer group, as defined above. The Trustees noted that the overall expense ratio of the Fund’s Class C shares was higher than the average expense ratio for the peer group, and that the overall expense ratio of the Class P shares was lower than the average expense ratio for the peer group, according to the Board Materials. The Board considered that, according to the services agreement between the Trust and the Adviser, in return for a service fee paid by the Fund, the Adviser pays all operating expenses of the Fund excluding advisory fees; brokerage fees and commissions; fees paid pursuant to the Fund’s Plan of Distribution Pursuant to Rule 12b-1 (“12b-1 fees”); taxes; borrowing costs; fees and expenses of the Independent Trustees, and the fees and expenses of acquired funds and extraordinary expenses.

Investment Advisory Fee Rates

The Trustees reviewed and considered the proposed contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services. The Trustees reviewed the Adviser’s financial statements and discussed its financial condition. It was noted that the Adviser experienced a profit in 2024. It was also noted that Pinnacle Investments, LLC (the “Distributor”) was profitable in 2024, and the Trustees reviewed the Distributor’s Income Statement for the year ended December 31, 2024 which was included in the Board Materials. It was noted that the Adviser and the Distributor are both wholly-owned subsidiaries of Pinnacle Holding Company, whose management remains fully committed to supporting the Adviser. The Trustees discussed the level of the Fund’s assets, the projected profits of the Adviser and the other ancillary benefits that the Adviser may receive by providing advisory services to the Fund. The Trustees further considered the Adviser’s commitment to continue to grow assets in the Fund and the Adviser’s representation that it has adequate financial resources to continue to provide service to the Fund.

1789 GROWTH AND INCOME FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)

Economies of Scale

The Trustees noted that the investment advisory fee schedule for the Fund does not contain breakpoints; however, the Trustees discussed the fact that the Fund’s assets have not grown to an extent that permits it to realize any meaningful economies of scale at this time. The Trustees observed that as the assets of the Fund grow, this factor will become more relevant to their consideration process.

Conclusion

The Trustees determined that the overall arrangement between the Fund and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that approval of the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended October 31, 2025, the Fund designated $961,765 as long-term capital gain distributions.

Qualified Dividend – The Fund designates 100%, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal year 2025 ordinary income dividends, 100%, qualifies for the corporate dividends received deduction.

INVESTMENT ADVISER

Pinnacle Capital Management, LLC

5845 Widewaters Parkway,

Suite 300

East Syracuse, NY 13057

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Bond Schoeneck & King PLLC

One Lincoln Center

110 West Fayette Street

Syracuse, NY 13202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

TRANSFER AGENT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

DISTRIBUTOR

Pinnacle Investments, LLC

507 Plum Street, Suite 120

Syracuse, NY 13204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

(b) Included in (a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics: Attached hereto

(a)(2) Not applicable

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

Exhibit 99.CODE ETH             Code of Ethics

Exhibit 99.CERT                      Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT                 Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pinnacle Capital Management Funds Trust

By (Signature and Title)*		/s/ Stephen J. Fauer

Stephen J. Fauer, President and Principal Executive Officer

Date	January 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Stephen J. Fauer

Stephen J. Fauer, President and Principal Executive Officer

Date	January 5, 2026

By (Signature and Title)*		/s/ Dalton J. Axenfeld

Dalton J. Axenfeld, Treasurer and Principal Financial Officer

Date	January 5, 2026

*	Print the name and title of each signing officer under his or her signature.